COST OF REVENUES	12 Months Ended
Dec. 31, 2013
COST OF REVENUES
COST OF REVENUES

12. COST OF REVENUES

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

VAT and business tax	90,215	169,283	276,497	45,674
Bandwidth costs	324,682	524,623	685,650	113,261
Depreciation of servers and other equipment	39,052	68,569	102,367	16,910
Content costs	243,388	737,061	1,422,907	235,048
	697,337	1,499,536	2,487,421	410,893